Financial risk management (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure Of Financial Risk Management [Abstract]
Disclosure of foreign currency risk from non-derivative financial instruments [Table Text Block]
The following table analyzes foreign currency risk from non-derivative financial instruments as of March 31, 2022:

	U.S. dollars		Euro		Russian roubles		Others (1)		Total
Assets:
Cash and cash equivalents	Rs.	11,468	Rs.	205	Rs.	80	Rs.	87	Rs.	11,840
Other investments		26		-		-		-		26
Trade and other receivables		44,443		382		945		144		45,914
Other assets		125		19		3		17		164
Total	Rs.	56,062	Rs.	606	Rs.	1,028	Rs.	248	Rs.	57,944
Liabilities:
Trade and other payables	Rs.	6,742	Rs.	2,019	Rs.	455	Rs.	284	Rs.	9500
Long-term borrowings		1,885		29		16		52		1,982
Other liabilities and provisions		6,258		146		123		413		6,940
Total	Rs.	14,885	Rs.	2,194	Rs.	594	Rs.	749	Rs.	18,422

The following table analyzes foreign currency risk from non-derivative financial instruments as of March 31, 2021:

	U.S. dollars		Euro		Russian roubles			Others (1)		Total
Assets:
Cash and cash equivalents	Rs.	12,643	Rs.	129	Rs.	30		Rs.	92	Rs.	12,894
Other investments		24		-		-			-		24
Trade and other receivables		30,247		841		721			101		31,910
Other assets		184		20		3			16		223
Total	Rs.	43,098	Rs.	990	Rs.	754		Rs.	209	Rs.	45,051
Liabilities:
Trade and other payables	Rs.	4,207	Rs.	1,270	Rs.	-	*	Rs.	210	Rs.	5,687
Long-term borrowings		2,216		52		18			43		2,329
Short-term borrowings		3,657		-		3,717			-		7,374
Other liabilities and provisions		4,665		65		81			292		5,103
Total	Rs.	14,745	Rs.	1,387	Rs.	3,816		Rs.	545	Rs.	20,493

* Rounded to the nearest million.

Analysis of Age of Trade And Other Receivables [Table Text Block]
The aging of trade and other receivables is given below:

	As of March 31,
Particulars	2022		2021
Neither past due nor impaired	Rs.	51,505	Rs.	41,350
Past due but not impaired
Less than 365 days		15,501		8,598
More than 365 days		1,006		1,107
	Rs.	68,012	Rs.	51,055
Less : Allowance for credit losses		(1,194)		(1,296)
Total	Rs.	66,818	Rs.	49,759

Maturity Analysis For Financial Liabilities [Table Text Block]
The table below provides details regarding the contractual maturities of significant financial liabilities (other than long-term borrowings and obligations under leases, which have been disclosed in Note 17 to these consolidated financial statements) as of March 31, 2022:

Particulars	2023		2024		2025		2026		Thereafter		Total
Trade and other payables	Rs.	25,572	Rs.	-	Rs.	-	Rs.	-	Rs.	-	Rs.	25,572
Bank overdraft, short-term borrowings		27,082		-		-		-		-		27,082
Derivative financial instruments		479		-		-		-		-		479
Other liabilities and provisions		25,485		-		-		-		753		26,238

The table below provides details regarding the contractual maturities of significant financial liabilities (other than long-term borrowings and obligations under leases, which have been disclosed in Note 17 to these consolidated financial statements) as of March 31, 2021:

Particulars	2022		2023		2024		2025		Thereafter		Total
Trade and other payables	Rs.	23,744	Rs.	-	Rs.	-	Rs.	-	Rs.	-	Rs.	23,744
Bank overdraft, short-term borrowings		23,145		-		-		-		-		23,145
Derivative financial instruments		326		-		-		-		-		326
Other liabilities and provisions		22,507		-		-		-		726		23,233